EMPLOYEE REMUNERATION - Schedule of expenses recognized for employee benefits (Details) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 2,747	$ 2,704
Employee benefits	264	150
Payroll taxes	183	246
Severance	0	60
Share-based payments	297	355
Total employee benefits expense	$ 3,491	$ 3,515